Disclosures on equity - Dividends Discounted from Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Equity [Line Items]
Dividends discounted from equity for the period	[1]	$ 228,687	$ 5,909	$ 1,530,885
Parent
Disclosures Of Equity [Line Items]
Interim dividend		0	0	542,847
Final dividend		0	0	920,819
Dividend according to policy		176,442	0	60,953
Owners of the Parent		176,442	0	1,524,619
Non- controlling interests (2)
Disclosures Of Equity [Line Items]
Dividend eventual		0	0	0
Non-controlling interests		52,245	5,909	6,266
Non- controlling interests (2) | Soquimich Comercial S.A.
Disclosures Of Equity [Line Items]
Dividend according to policy		3,021	3,463	3,837
Non- controlling interests (2) | Ajay SQM Chile S.A.
Disclosures Of Equity [Line Items]
Dividend according to policy		1,636	2,446	2,429
Non- controlling interests (2) | Nova Andino Litio SpA
Disclosures Of Equity [Line Items]
Dividend according to policy		$ 47,588	$ 0	$ 0

[1]	See Note 19.7